Interim Condensed Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2025	May 31, 2024
Profit or loss [abstract]
Revenue	$ 12,474	$ 10,148	$ 34,109	$ 27,536
Cost of sales
Production costs	(6,227)	(4,484)	(17,863)	(12,673)
Royalty	(1,041)	(777)	(2,576)	(2,075)
Depreciation	(823)	(534)	(2,309)	(1,446)
Total cost of sales	(8,091)	(5,795)	(22,748)	(16,194)
Gross profit	4,383	4,353	11,361	11,342
General and administrative expenses	(1,737)	(1,383)	(6,548)	(5,361)
Change in fair value of derivative financial instruments	(197)	(2,724)	1,461	(925)
Foreign exchange gains (losses)	56	123	(97)	185
Interest and other expenses	(290)	(311)	(1,931)	(1,229)
Income before tax	2,215	58	4,246	4,012
Income tax expense	(1,110)	(1,714)	(2,945)	(3,786)
Net income (loss) and comprehensive income (loss)	1,105	(1,656)	1,301	226
Shareholders	(218)	(2,639)	(1,758)	(2,525)
Non-controlling interest	1,323	983	3,059	2,751
Net income (loss) and comprehensive income (loss)	$ 1,105	$ (1,656)	$ 1,301	$ 226
Basic (loss) earnings per share	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.01)
Diluted (loss) earnings per share	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.01)